CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH
Schedule of detailed information of cash and cash equivalents

	2021	2020	2019
Cash at banks and on hand	144.8	89.5	56.8
Cash and cash equivalents	144.8	89.5	56.8

Cash provided as security for initial margin calls and negative market values on derivatives etc.1)	5.9	46.1	15.7
Sale-and-leaseback transaction prepayment to be released upon delivery of the vessel²⁾	21.0	—	—
Restricted cash	26.9	46.1	15.7
Cash and cash equivalents, including restricted cash	171.7	135.6	72.5

¹⁾ The counterparties have an obligation to return any excess cash provided as security to the Group upon settlement or early termination of the contracts.

²⁾ Prepayment released on 6 January, 2022